GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: - GENERAL

a.
Compugen Ltd. (the “Company”) is a clinical-stage therapeutic discovery and development company utilizing its broadly applicable predictive computational discovery capabilities to identify novel drug targets and new biological pathways to develop therapeutics in the field of cancer immunotherapy. Compugen’s innovative immuno-oncology pipeline consists of three clinical stage programs, targeting immune checkpoints Compugen discovered computationally by COM701, COM902 and rilvegostomig. The Company’s lead product candidates, COM701, a potential first-in-class anti-PVRIG antibody, and COM902, a potential best-in-class therapeutic anti-TIGIT antibody are in Phase 1 clinical trials and have been evaluated, for the treatment of solid tumors as a monotherapy and in combination of dual (PVRIG/PD-1, PVRIG/TIGIT) and triple (PVRIG/PD-1/TIGIT) blockade. As part of Phase 1 clinical trials for the Company’s lead product candidates, COM701, the Company evaluated COM701 as a monotherapy and under clinical collaboration with Bristol Myers Squibb Company in combination with nivolumab ± Bristol Myers Squibb investigational anti-TIGIT, BMS-986207. Following the termination of the Company’s collaboration with Bristol Myers Squibb Company, these combination studies are being wound down while the monitoring of patients on study treatment is ongoing. Rilvegostomig, a novel anti PD-1/TIGIT bispecific antibody with a TIGIT specific component that is derived from Compugen’s COM902 antibody, is being developed by AstraZeneca pursuant to an exclusive license agreement between Compugen and AstraZeneca and is in Phase 2 clinical trial in patients with advanced or metastatic non-small cell lung and locally advanced or metastatic gastric cancer. Compugen’s therapeutic pipeline of early-stage immuno-oncology programs consists of programs aiming to address various mechanisms of immune resistance. The Company’s most advanced early-stage program, COM503, is a potential first-in-class, high affinity antibody, which blocks the interaction between IL-18 binding protein and IL-18, thereby releasing the natural IL-18 into the tumor microenvironment to inhibit cancer growth. COM503 is  being advanced into IND enabling studies. Compugen’s business model is to selectively enter into collaborations for its novel targets and drug product candidates at various stages of research and development under various revenue-sharing arrangements. Integrating cutting edge computational capabilities with ground-breaking immuno-oncology research and drug development expertise is the Company’s differentiator and has enabled the advancement of three drug targets from computer prediction through successful preclinical studies to the clinic.

b.	The Company is headquartered in Holon, Israel. Its clinical development activities are headed from its United States subsidiary, Compugen USA, Inc, located in San Francisco, CA.

c.
The Company has incurred losses in the amount of $33,694 during the year ended December 31, 2022, has an accumulated deficit of $455,773 as of December 31, 2022 and has an accumulated negative cash flow from operating activities in the amount of $34,506 for the year ended December 31, 2022. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements at the current level of yearly expenditures at least twelve months from the reporting date.

d.
On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement (“Bayer Agreement“) with Bayer Pharma AG (“Bayer“) for the research, development, and commercialization of antibody-based therapeutics against two novel, Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $10,000, and, following the return of the CGEN 15022 program in 2017, the Company is eligible to receive an aggregate amount of over $250,000 in potential milestone payments for Bapotulimab (formerly known as BAY1905254), not including aggregate milestone payments of $23,200 received to date. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Pursuant to the terms of Bayer Agreement, Bapotulimab program was transferred to Bayer’s full control for further preclinical and clinical development activities, and worldwide commercialization under milestone and royalty bearing license from Compugen.

On November 29, 2022, Bayer notified the Company that it has resolved to terminate, effective as of February 27, 2023, the Bayer Agreement.

e.
Effective March 30, 2018, the Company entered into an exclusive license agreement with MedImmune Limited, the global biologics research and development arm of AstraZeneca (“AstraZeneca”) to enable the development of bi-specific and multi-specific immuno-oncology antibody products. Under the terms of the agreement, Compugen provided an exclusive license to AstraZeneca for the development of bi-specific and multi-specific antibody products derived from COM902. AstraZeneca has the right to create multiple products under this license and will be solely responsible for all research, development, and commercial activities under the agreement. Compugen received a $10,000 upfront payment, and received $15,500 milestone payments out of up to $200,000 it is eligible to receive in development, regulatory and commercial milestones for the first product in addition to tiered royalties on future product sales. If additional products are developed, additional milestones and royalties would be due to Compugen for each product.

f.
On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Agreement”) with Bristol-Myers Squibb Company (“Bristol-Myers Squibb”) to evaluate the safety and tolerability of Compugen’s COM701 in combination with Bristol-Myers Squibbs’ PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors.

Pursuant to the Agreement, Compugen was responsible for and sponsored the ongoing two-part Phase 1 trial, which included the evaluation of the combination of COM701 and Opdivo®. The collaboration was also designed to address potential future combinations, including trials sponsored by Bristol-Myers Squibb to investigate combined inhibition of checkpoint mechanisms, such as PVRIG and TIGIT. Bristol-Myers Squibb and Compugen each supplied the other company with its own compound for the other party’s study, and otherwise each party was responsible for all costs associated with the study that it is conducting.

In conjunction with the signing of the Agreement in October 2018, Bristol-Myers Squibb made a $12,000 investment in Compugen, see Note 8b.

On February 14, 2020, the Agreement was amended to include a triple combination clinical trial to evaluate the safety, tolerability and antitumor activity of COM701 in combination with Opdivo® (nivolumab), and Bristol-Myers Squibb’s investigational antibody targeting TIGIT known as BMS-986207, in patients with advanced solid tumors, instead of the planned expansion of the combined therapy study designed to evaluate the dual combination of COM701 and Opdivo®.

Pursuant to the Agreement, as amended, the Company sponsored the two-part Phase 1/2 trial, which evaluates the triple combination of COM701, Opdivo® and BMS-986207, in patients with advanced solid tumors where Bristol-Myers Squibb provided Opdivo® and BMS-986207 at no cost to the Company.

As part of the amended Agreement, it was agreed that the Company will complete the dose escalation arm of the dual combination of COM701 with Opdivo® under the ongoing Phase 1 study and will not continue the expansion cohorts of the dual combination. However, on February 19, 2021, the Agreement was further amended to include an expansion of the Phase 1 combination study designed to evaluate the dual combination of COM701 and Opdivo® in patients with advanced solid tumors, where the Company is responsible for and sponsored the expansion cohort and Bristol Myers Squibb provided Opdivo® at no cost to the Company for this study.

On November 10, 2021, the Agreement was further amended to establish a joint steering committee (alongside the existing joint development committee which acts at an operational level) to facilitate strategic oversight and guidance for the programs run under the collaboration.

In conjunction with the signing of the amendment to the Agreement in November 2021, Bristol-Myers Squibb made a $20,000 investment in Compugen, see Note 8b.

On August 3, 2022, the Company and Bristol-Myers Squibb entered into a letter agreement pursuant to which the Agreement, as amended thereafter, was terminated as of such date.